RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RESTRICTED NET ASSETS
Appropriations from after tax profit to reserve fund (as a percent)	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserves are no longer required	50.00%
Appropriation to statutory reserve	¥ 0	¥ 0	¥ 0
Share capital and restricted cash	¥ 656,014	¥ 717,322